UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
  	                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Ironbound Capital Management LP
Address: 5 Vaughn Drive
	 Suite 106
	 Princeton, NJ 08540

13F File Number:	28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger	Princeton, New Jersey	November 13, 2006

Report Type (Check only one.):
	[X]        13F HOLDINGS REPORT.
	[ ]        13F NOTICE.
	[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total: 12
Form 13F Information Table Value Total: $424,763

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARACRUZ CELULOSE S A           SPON ADR PFD B   038496204    14060   282500 SH       SOLE                   282500        0        0
CANADIAN NAT RES LTD           COM              136385101    38779   850800 SH       SOLE                   850800        0        0
CIMAREX ENERGY CO              COM              171798101    23655   672200 SH       SOLE                   672200        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    40039  1072000 SH       SOLE                  1072000        0        0
EATON VANCE CORP               COM NON VTG      278265103    40667  1409100 SH       SOLE                  1409100        0        0
MACQUARIE INFRASTRUCTURE CO    SH BEN INT       55607X108    32976  1057600 SH       SOLE                  1057600        0        0
NEXEN INC                      COM              65334H102    60298  1127900 SH       SOLE                  1127900        0        0
PETRO-CDA                      COM              71644E102    39491   979200 SH       SOLE                   979200        0        0
ST JOE CO                      COM              790148100    58321  1062900 SH       SOLE                  1062900        0        0
SUNCOR ENERGY INC              COM              867229106    15015   208400 SH       SOLE                   208400        0        0
TALISMAN ENERGY INC            COM              87425E103    34776  2123100 SH       SOLE                  2123100        0        0
VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR    92906P106    26686  1575300 SH       SOLE                  1575300        0        0